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Guggenheim Strategy Fund II
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Guggenheim Strategy Fund II
Accumulated Value	$ 10,000	$ 10,006	$ 10,019	$ 10,024	$ 10,024	$ 9,992	$ 10,029	$ 10,075	$ 10,106	$ 10,131	$ 10,173	$ 10,212	$ 10,240	$ 10,263	$ 10,280	$ 10,308	$ 10,334	$ 10,360	$ 10,387	$ 10,407	$ 10,432	$ 10,450	$ 10,478	$ 10,501	$ 10,529	$ 10,551	$ 10,571	$ 10,593	$ 10,620	$ 10,635	$ 10,653	$ 10,679	$ 10,700	$ 10,719	$ 10,743	$ 10,776	$ 10,803	$ 10,834	$ 10,847	$ 10,830	$ 10,842	$ 10,869	$ 10,899	$ 10,930	$ 10,977	$ 10,984	$ 11,009	$ 11,035	$ 11,059	$ 11,075	$ 11,095	$ 11,112	$ 11,152	$ 11,183	$ 10,860	$ 11,013	$ 11,129	$ 11,216	$ 11,271	$ 11,330	$ 11,366	$ 11,370	$ 11,402	$ 11,429	$ 11,463	$ 11,471	$ 11,474	$ 11,493	$ 11,515	$ 11,520	$ 11,528	$ 11,541	$ 11,558	$ 11,547	$ 11,543	$ 11,553	$ 11,541	$ 11,511	$ 11,438	$ 11,426	$ 11,377	$ 11,305	$ 11,364	$ 11,379	$ 11,317	$ 11,316	$ 11,401	$ 11,485	$ 11,621	$ 11,662	$ 11,710	$ 11,783	$ 11,822	$ 11,876	$ 11,955	$ 12,028	$ 12,066	$ 12,101	$ 12,222	$ 12,352	$ 12,440	$ 12,480	$ 12,576	$ 12,592	$ 12,697	$ 12,779	$ 12,888	$ 12,965	$ 13,044	$ 13,105	$ 13,190	$ 13,264	$ 13,337	$ 13,404	$ 13,445	$ 13,469	$ 13,563	$ 13,637	$ 13,688	$ 13,756	$ 13,820
Guggenheim Strategy Fund III
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Guggenheim Strategy Fund III
Accumulated Value	10,000	10,010	10,013	10,022	10,020	9,976	10,030	10,090	10,129	10,146	10,206	10,253	10,294	10,315	10,333	10,364	10,396	10,426	10,457	10,480	10,508	10,531	10,560	10,585	10,612	10,637	10,657	10,677	10,703	10,722	10,739	10,764	10,782	10,797	10,826	10,858	10,890	10,920	10,930	10,896	10,910	10,946	10,971	11,000	11,046	11,049	11,079	11,104	11,134	11,150	11,170	11,185	11,225	11,255	10,949	11,097	11,229	11,335	11,396	11,456	11,504	11,510	11,548	11,576	11,626	11,635	11,637	11,665	11,688	11,695	11,704	11,717	11,725	11,720	11,715	11,725	11,707	11,675	11,584	11,558	11,521	11,439	11,504	11,522	11,444	11,437	11,527	11,610	11,757	11,783	11,845	11,917	11,951	12,004	12,083	12,156	12,194	12,238	12,359	12,492	12,582	12,631	12,720	12,740	12,842	12,922	13,032	13,112	13,188	13,244	13,337	13,404	13,479	13,548	13,579	13,602	13,711	13,787	13,833	13,904	$ 13,967
Guggenheim Variable Insurance Strategy Fund III
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Guggenheim Variable Insurance Strategy Fund III
Accumulated Value	10,000	10,014	10,018	10,030	10,027	9,973	10,031	10,086	10,119	10,144	10,206	10,258	10,298	10,324	10,345	10,374	10,404	10,438	10,468	10,490	10,518	10,540	10,570	10,596	10,628	10,652	10,674	10,694	10,721	10,737	10,756	10,782	10,800	10,816	10,845	10,878	10,910	10,937	10,942	10,916	10,930	10,960	10,989	11,018	11,065	11,072	11,097	11,127	11,151	11,172	11,188	11,205	11,245	11,271	10,924	11,090	11,221	11,308	11,365	11,425	11,473	11,468	11,514	11,541	11,587	11,591	11,591	11,617	11,635	11,646	11,653	11,665	11,683	11,673	11,667	11,676	11,655	11,625	11,542	11,526	11,488	11,411	11,474	11,487	11,417	11,411	11,491	11,572	11,708	11,738	11,801	11,868	11,902	11,954	12,037	12,104	12,143	12,186	12,300	12,434	12,531	12,575	12,666	12,688	12,785	12,865	12,973	13,046	13,128	13,194	13,285	13,357	13,422	13,495	13,527	13,548	13,652	13,723	13,775	13,823	$ 13,884
Guggenheim Strategy Fund II | Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,002	9,975	9,943	10,080	10,151	10,244	10,284	10,286	10,471	10,537	10,525	10,519	10,439	10,192	10,206	10,226	10,295	10,290	10,369	10,449	10,438	10,483	10,577	10,527	10,533	10,519	10,568	10,446	10,347	10,413	10,336	10,410	10,397	10,399	10,466	10,399	10,317	10,378	10,569	10,681	10,675	10,880	10,883	11,076	11,215	11,240	11,531	11,470	11,504	11,498	11,490	11,711	11,922	11,852	12,063	12,119	12,195	12,377	12,277	12,271	12,216	12,336	12,353	12,264	12,087	11,936	12,030	12,070	12,155	12,290	12,267	12,161	12,157	12,193	12,162	11,900	11,767	11,441	11,006	11,077	10,904	11,170	10,854	10,385	10,251	10,628	10,580	10,905	10,623	10,893	10,959	10,840	10,801	10,794	10,725	10,452	10,287	10,753	11,165	11,134	10,977	11,078	10,798	10,981	11,085	11,344	11,507	11,661	11,372	11,493	11,304	11,364	11,614	11,619	11,664	11,581	11,759	11,728	11,868	$ 11,998
Guggenheim Strategy Fund III | Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,002	9,975	9,943	10,080	10,151	10,244	10,284	10,286	10,471	10,537	10,525	10,519	10,439	10,192	10,206	10,226	10,295	10,290	10,369	10,449	10,438	10,483	10,577	10,527	10,533	10,519	10,568	10,446	10,347	10,413	10,336	10,410	10,397	10,399	10,466	10,399	10,317	10,378	10,569	10,681	10,675	10,880	10,883	11,076	11,215	11,240	11,531	11,470	11,504	11,498	11,490	11,711	11,922	11,852	12,063	12,119	12,195	12,377	12,277	12,271	12,216	12,336	12,353	12,264	12,087	11,936	12,030	12,070	12,155	12,290	12,267	12,161	12,157	12,193	12,162	11,900	11,767	11,441	11,006	11,077	10,904	11,170	10,854	10,385	10,251	10,628	10,580	10,905	10,623	10,893	10,959	10,840	10,801	10,794	10,725	10,452	10,287	10,753	11,165	11,134	10,977	11,078	10,798	10,981	11,085	11,344	11,507	11,661	11,372	11,493	11,304	11,364	11,614	11,619	11,664	11,581	11,759	11,728	11,868	$ 11,998
Guggenheim Variable Insurance Strategy Fund III | Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,002	9,975	9,943	10,080	10,151	10,244	10,284	10,286	10,471	10,537	10,525	10,519	10,439	10,192	10,206	10,226	10,295	10,290	10,369	10,449	10,438	10,483	10,577	10,527	10,533	10,519	10,568	10,446	10,347	10,413	10,336	10,410	10,397	10,399	10,466	10,399	10,317	10,378	10,569	10,681	10,675	10,880	10,883	11,076	11,215	11,240	11,531	11,470	11,504	11,498	11,490	11,711	11,922	11,852	12,063	12,119	12,195	12,377	12,277	12,271	12,216	12,336	12,353	12,264	12,087	11,936	12,030	12,070	12,155	12,290	12,267	12,161	12,157	12,193	12,162	11,900	11,767	11,441	11,006	11,077	10,904	11,170	10,854	10,385	10,251	10,628	10,580	10,905	10,623	10,893	10,959	10,840	10,801	10,794	10,725	10,452	10,287	10,753	11,165	11,134	10,977	11,078	10,798	10,981	11,085	11,344	11,507	11,661	11,372	11,493	11,304	11,364	11,614	11,619	11,664	11,581	11,759	11,728	11,868	$ 11,998
Guggenheim Strategy Fund II | Bloomberg 1-3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg 1-3 Month U.S. Treasury Bill Index
Accumulated Value	10,000	10,000	10,000	10,001	10,002	10,004	10,008	10,010	10,010	10,013	10,015	10,017	10,021	10,023	10,024	10,027	10,032	10,036	10,038	10,044	10,050	10,058	10,065	10,074	10,083	10,092	10,100	10,109	10,120	10,130	10,143	10,157	10,172	10,188	10,204	10,220	10,237	10,255	10,274	10,294	10,315	10,333	10,355	10,375	10,397	10,419	10,438	10,457	10,475	10,493	10,506	10,521	10,534	10,548	10,570	10,571	10,571	10,572	10,574	10,575	10,576	10,576	10,577	10,578	10,579	10,580	10,580	10,580	10,580	10,580	10,580	10,581	10,581	10,581	10,582	10,583	10,583	10,584	10,586	10,588	10,593	10,599	10,608	10,627	10,649	10,672	10,706	10,743	10,780	10,818	10,861	10,903	10,947	10,994	11,042	11,092	11,142	11,193	11,243	11,295	11,345	11,392	11,445	11,494	11,550	11,598	11,650	11,706	11,756	11,803	11,849	11,896	11,941	11,980	12,020	12,063	12,108	12,149	12,194	12,241	$ 12,282
Guggenheim Strategy Fund III | Bloomberg 1-3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg 1-3 Month U.S. Treasury Bill Index
Accumulated Value	10,000	10,000	10,000	10,001	10,002	10,004	10,008	10,010	10,010	10,013	10,015	10,017	10,021	10,023	10,024	10,027	10,032	10,036	10,038	10,044	10,050	10,058	10,065	10,074	10,083	10,092	10,100	10,109	10,120	10,130	10,143	10,157	10,172	10,188	10,204	10,220	10,237	10,255	10,274	10,294	10,315	10,333	10,355	10,375	10,397	10,419	10,438	10,457	10,475	10,493	10,506	10,521	10,534	10,548	10,570	10,571	10,571	10,572	10,574	10,575	10,576	10,576	10,577	10,578	10,579	10,580	10,580	10,580	10,580	10,580	10,580	10,581	10,581	10,581	10,582	10,583	10,583	10,584	10,586	10,588	10,593	10,599	10,608	10,627	10,649	10,672	10,706	10,743	10,780	10,818	10,861	10,903	10,947	10,994	11,042	11,092	11,142	11,193	11,243	11,295	11,345	11,392	11,445	11,494	11,550	11,598	11,650	11,706	11,756	11,803	11,849	11,896	11,941	11,980	12,020	12,063	12,108	12,149	12,194	12,241	$ 12,282
Guggenheim Variable Insurance Strategy Fund III | Bloomberg 1-3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg 1-3 Month U.S. Treasury Bill Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,001	$ 10,002	$ 10,004	$ 10,008	$ 10,010	$ 10,010	$ 10,013	$ 10,015	$ 10,017	$ 10,021	$ 10,023	$ 10,024	$ 10,027	$ 10,032	$ 10,036	$ 10,038	$ 10,044	$ 10,050	$ 10,058	$ 10,065	$ 10,074	$ 10,083	$ 10,092	$ 10,100	$ 10,109	$ 10,120	$ 10,130	$ 10,143	$ 10,157	$ 10,172	$ 10,188	$ 10,204	$ 10,220	$ 10,237	$ 10,255	$ 10,274	$ 10,294	$ 10,315	$ 10,333	$ 10,355	$ 10,375	$ 10,397	$ 10,419	$ 10,438	$ 10,457	$ 10,475	$ 10,493	$ 10,506	$ 10,521	$ 10,534	$ 10,548	$ 10,570	$ 10,571	$ 10,571	$ 10,572	$ 10,574	$ 10,575	$ 10,576	$ 10,576	$ 10,577	$ 10,578	$ 10,579	$ 10,580	$ 10,580	$ 10,580	$ 10,580	$ 10,580	$ 10,580	$ 10,581	$ 10,581	$ 10,581	$ 10,582	$ 10,583	$ 10,583	$ 10,584	$ 10,586	$ 10,588	$ 10,593	$ 10,599	$ 10,608	$ 10,627	$ 10,649	$ 10,672	$ 10,706	$ 10,743	$ 10,780	$ 10,818	$ 10,861	$ 10,903	$ 10,947	$ 10,994	$ 11,042	$ 11,092	$ 11,142	$ 11,193	$ 11,243	$ 11,295	$ 11,345	$ 11,392	$ 11,445	$ 11,494	$ 11,550	$ 11,598	$ 11,650	$ 11,706	$ 11,756	$ 11,803	$ 11,849	$ 11,896	$ 11,941	$ 11,980	$ 12,020	$ 12,063	$ 12,108	$ 12,149	$ 12,194	$ 12,241	$ 12,282